UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 100 West Monroe Street, Suite 2010

         Chicago, IL  60603

13F File Number:  28-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glen Kleczka
Title:     Chief Executive Officer & Managing Partner
Phone:     312-630-3470

Signature, Place, and Date of Signing:

     /s/Glen Kleczka     Chicago, IL     February 11, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $147,037 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EQTY INVT LIFE HLD    COM              025676206     4422   533390          SOLE                   261280        0   272110
ANNALY CAP MGMT INC            COM              035710409     7256   399130          SOLE                   195380        0   203750
ARES CAP CORP                  COM              04010L103     3151   215370          SOLE                   105480        0   109890
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     2643   175620          SOLE                    85970        0    89650
AVISTA CORP                    COM              05379B107     3720   172690          SOLE                    84400        0    88290
AVNET INC                      COM              053807103     2606    74510          SOLE                    36470        0    38040
BAYTEX ENERGY TR               TRUST UNIT       073176109      274    15500 SH       SOLE                    15500        0        0
BIO RAD LABS INC               CL A             090572207     2756    26600          SOLE                    13020        0    13580
BJS WHOLESALE CLUB INC         COM              05548J106     3421   101110          SOLE                    49490        0    51620
BRONCO DRILLING CO INC         COM              112211107     3549   239010          SOLE                   116130        0   122880
BROOKS AUTOMATION INC          COM              114340102     1684   127480          SOLE                    62280        0    65200
CANETIC RES TR                 COM              137513107      162    12499 SH       SOLE                    12499        0        0
CEDAR SHOPPING CTRS INC        COM NEW          150602209     1905   186250          SOLE                    91170        0    95080
CMS ENERGY CORP                COM              125896100     3191   183600          SOLE                    89880        0    93720
CROWN HOLDINGS INC             COM              228368106     6825   266080          SOLE                   130250        0   135830
CSG SYS INTL INC               COM              126349109     2742   186250          SOLE                    91170        0    95080
DRS TECHNOLOGIES INC           COM              23330X100     5054    93120          SOLE                    45580        0    47540
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     5996   143680          SOLE                    70330        0    73350
FIRST PL FINL CORP             COM              33610T109     1858   132800          SOLE                    64880        0    67920
FLEXTRONICS INTL LTD           ORD              Y2573F102     5536   459060          SOLE                   224480        0   234580
FOREST OIL CORP                COM PAR $0.01    346091705     5274   103730          SOLE                    50750        0    52980
FURNITURE BRANDS INTL INC      COM              360921100     2108   209590          SOLE                   102290        0   107300
HARVEST ENERGY TR              TRUST UNIT       41752X101      432    17582 SH       SOLE                    17582        0        0
HUDSON HIGHLAND GROUP INC      COM              443792106     3532   420010          SOLE                   205400        0   214610
KELLY SVCS INC                 CL A             488152208     1933   103590          SOLE                    50610        0    52980
KNBT BANCORP INC               COM              482921103     1925   124820          SOLE                    60980        0    63840
LIFEPOINT HOSPITALS INC        COM              53219L109     3245   109100          SOLE                    53410        0    55690
LITTELFUSE INC                 COM              537008104     3897   118240          SOLE                    58010        0    60230
MAIDENFORM BRANDS INC          COM              560305104     2808   207540          SOLE                   101590        0   105950
MARINER ENERGY INC             COM              56845T305     1471    64272          SOLE                    31402        0    32870
MEADOWBROOK INS GROUP INC      COM              58319P108     4756   505420          SOLE                   247350        0   258070
MFA MTG INVTS INC              COM              55272X102     6386   690380          SOLE                   337430        0   352950
OWENS ILL INC                  COM NEW          690768403     8429   170290          SOLE                    83360        0    86930
PEROT SYS CORP                 CL A             714265105     3115   230720          SOLE                   112940        0   117780
PHOTRONICS INC                 COM              719405102     2749   220480          SOLE                   107740        0   112740
PORTLAND GEN ELEC CO           COM NEW          736508847     3364   121090          SOLE                    59370        0    61720
PROVIDENT ENERGY TR            TR UNIT          74386K104      215    19900 SH       SOLE                    19900        0        0
SCHOLASTIC CORP                COM              807066105     1946    55770          SOLE                    27250        0    28520
SHAW GROUP INC                 COM              820280105     6748   111640          SOLE                    54590        0    57050
SKECHERS U S A INC             CL A             830566105     3207   164370          SOLE                    80450        0    83920
SMUCKER J M CO                 COM NEW          832696405     2805    54535          SOLE                    26695        0    27840
SPARTECH CORP                  COM NEW          847220209      748    53050          SOLE                    25950        0    27100
STAGE STORES INC               COM NEW          85254C305     2188   147830          SOLE                    72410        0    75420
TECH DATA CORP                 COM              878237106     3810   101000          SOLE                    49380        0    51620
U S CONCRETE INC               COM              90333L102     1195   358980          SOLE                   175610        0   183370